Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 773,466	$ 830,253
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	19,307	18,215
Net Income attributable to non-controlling interests	67,315	79,331
Changes in assets and liabilities:
Other assets	(4,376)	(6,569)
Incentive management fee payable to General Partners	17,439
Property management fees payable	(251)	(409)
Customer deposits and other liabilities	6,119	48,110
Net cash provided by operating activities	879,019	968,931
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(108,066)	(2,478)
Net cash used in investing activities	(108,066)	(2,478)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(868,204)	(949,119)
Distributions paid to non-controlling interests	(69,300)	(75,300)
Net cash used in financing activities	(937,504)	(1,024,419)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(166,651)	(57,966)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	703,774	761,740
CASH AND CASH EQUIVALENTS AT END OF PERIOD	537,223	703,774
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	193,769	232,523